Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income			$ 25,016	$ 24,549	$ 20,226
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of income tax			(1,439)	1,512	(389)
Financial instruments held to maturity			(98)	38	101
Exchange differences on the translation of foreign operations and associates			(3,270)	4,774	(5,789)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods			(4,807)	6,324	(6,077)
Other comprehensive (loss) income not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI			(430)	(260)	(198)
Re-measurements of the net defined benefit liability, net of income taxes			(431)	(907)	153
Other comprehensive (loss) income not to be reclassified to profit or loss in subsequent periods			(861)	(1,167)	(45)
Total other comprehensive (loss) income, net of income tax			(5,668)	5,157	(6,122)
Attributable to:
Equity holders of the parent			(5,609)	5,447	(5,711)
Non-controlling interest			(59)	(290)	(411)
Total other comprehensive (loss) income, net of income tax			(5,668)	5,157	(6,122)
Consolidated comprehensive income for the year, net of income tax			19,348	29,706	14,104
Attributable to:
Equity holders of the parent			18,236	29,176	13,825
Non-controlling interest			1,112	530	279
Consolidated comprehensive income for the year, net of income tax			$ 19,348	$ 29,706	$ 14,104
Currency in which supplementary information is displayed
Condensed Statement of Income Captions [Line Items]
Consolidated net income	[1]	$ 1,389
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of income tax	[2]	(80)
Financial instruments held to maturity	[2]	(5)
Exchange differences on the translation of foreign operations and associates	[2]	(182)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods	[2]	(267)
Other comprehensive (loss) income not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	[2]	(24)
Re-measurements of the net defined benefit liability, net of income taxes	[2]	(24)
Other comprehensive (loss) income not to be reclassified to profit or loss in subsequent periods	[2]	(48)
Total other comprehensive (loss) income, net of income tax	[2]	(315)
Attributable to:
Equity holders of the parent	[2]	(312)
Non-controlling interest	[2]	(3)
Total other comprehensive (loss) income, net of income tax	[2]	(315)
Consolidated comprehensive income for the year, net of income tax	[2]	1,075
Attributable to:
Equity holders of the parent	[2]	1,013
Non-controlling interest	[2]	62
Consolidated comprehensive income for the year, net of income tax	[2]	$ 1,075

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3